Related Party Transactions - Additional Information (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Apr. 30, 2023
Related party transactions [abstract]
Accounts payable due to related parties	$ 1.6
Accrued liabilities related parties current		$ 0.9